FAIR VALUE MEASUREMENTS - Schedule of changes in the Level 3 fair value of warrant liabilities (Details) - Level 3 - USD ($) $ in Thousands	4 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Warrants to Convertible Preferred Shares
Fair Value Measurements Details Schedule of Changes in the Level 3 Fair Value of Warrant Liabilities Line Items
Fair value beginning balance		$ 18,623
Change in fair value		16,547
Conversion of Warrants to Convertible Preferred shares in connection with SPAC merger		(35,170)
Private Warrants
Fair Value Measurements Details Schedule of Changes in the Level 3 Fair Value of Warrant Liabilities Line Items
Fair value beginning balance	$ 11,652
Change in fair value	(5,247)
Fair value ending balance	$ 6,405	$ 6,405